Quarterly Holdings Report
for
Fidelity® Limited Term Bond ETF
November 30, 2025
T13-NPRT1-0126
1.9862236.111
Asset-Backed Securities - 8.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.5%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.0444% 1/20/2037 (b)(c)(d)	330,000	329,901
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1098% 7/23/2036 (b)(c)(d)	614,000	614,179
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.0744% 1/20/2037 (b)(c)(d)	550,000	549,802
TOTAL BAILIWICK OF JERSEY		1,493,882
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	37,932	38,426
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	53,735	54,308
TOTAL CANADA		92,734
GRAND CAYMAN (UK OVERSEAS TER) - 3.3%
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.2145% 7/15/2038 (b)(c)(d)	500,000	500,432
Bain Capital Credit Clo Ltd Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 5.0344% 4/20/2034 (b)(c)(d)	710,000	709,679
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 5.0244% 1/20/2036 (b)(c)(d)	600,000	600,188
Benefit Street Partners Clo Xxii Ltd Series 2025-22A Class ARR, CME Term SOFR 3 month Index + 1.15%, 5.0344% 4/20/2035 (b)(c)(d)	780,000	780,795
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.9544% 7/18/2034 (b)(c)(d)	421,000	421,110
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.0045% 7/15/2035 (b)(c)(d)	375,000	374,254
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2036 (b)(c)(d)	1,009,000	1,010,345
Flatiron Clo Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.18%, 5.0318% 11/16/2034 (b)(c)(d)	513,186	513,308
Invesco CLO 2021-3 Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.9374% 10/22/2034 (b)(c)(d)	650,000	649,823
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2034 (b)(c)(d)	372,000	372,196
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.1545% 7/15/2036 (b)(c)(d)	311,000	311,081
OCP CLO Series 2025-11A Class XR, CME Term SOFR 3 month Index + 0.95%, 4.808% 7/26/2038 (b)(c)(d)	423,000	422,986
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.614% 7/20/2038 (b)(c)(d)	431,000	431,801
Palmer Square CLO Series 2025-1A Class A1A5, CME Term SOFR 3 month Index + 1.05%, 4.9185% 5/21/2034 (b)(c)(d)	1,063,000	1,063,040
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	940,000	939,859
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.9045% 1/15/2033 (b)(c)(d)	184,848	184,907
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 4.945% 8/8/2032 (b)(c)(d)	149,337	149,402
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.9545% 7/15/2036 (b)(c)(d)	520,000	519,988
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.0962% 7/15/2030 (b)(c)(d)	150,350	150,407
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.1344% 4/20/2035 (b)(c)(d)	250,000	250,494
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.0844% 7/20/2032 (b)(c)(d)	276,683	276,909
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		10,633,004
UNITED STATES - 4.5%
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)	13,077	13,038
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	104,870	100,801
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	284,787	269,923
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	48,407	48,434
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	88,585	88,749
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	595,000	595,571
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	100,396	101,173
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (b)	100,000	101,983
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	100,000	101,667
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (b)	315,000	315,089
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	332,161	314,875
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	59,344	60,056
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A3, 4.55% 8/12/2030	310,000	312,105
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (b)	32,801	32,577
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	536,000	554,574
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	64,450	64,890
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	163,743	165,097
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	960,000	938,908
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (b)	135,000	135,963
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	93,072	93,606
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	100,000	100,695
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	19,000	19,402
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	117,000	118,035
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (b)	47,375	47,307
Domino's Pizza Master Issuer LLC Series 2025-1A Class A2I, 4.93% 7/25/2055 (b)	730,000	734,017
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	6,234	6,236
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	57,046	57,807
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	206,000	208,806
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	88,000	88,886
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	260,000	264,382
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	50,000	50,852
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 5.1216% 4/17/2036 (b)(c)(d)	541,000	541,535
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.8145% 10/15/2034 (b)(c)(d)	1,390,000	1,387,438
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (b)	192,000	195,133
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	330,000	334,680
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	165,000	167,321
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	425,000	427,720
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	360,000	365,002
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	100,000	101,409
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	100,000	101,661
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	57,125	57,219
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	330,000	330,552
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	74,910	75,403
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	113,000	114,391
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	15,964	15,948
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)	285,000	285,897
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	135,000	135,178
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	188,478	193,108
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (b)	250,000	247,855
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	78,733	79,363
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	86,000	85,670
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (b)	1,156,242	1,101,934
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	179,944	181,269
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	28,046	28,162
USB Auto Owner Trust 2025-1 Series 2025-1A Class A3, 4.49% 6/17/2030 (b)	150,000	151,251
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	470,000	476,666
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	161,097	163,077
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	79,554	80,205
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	275,447	277,687
Wheels Fleet Lease Funding 1 LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (b)	600,000	604,313
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	194,000	195,108
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	100,000	100,008
TOTAL UNITED STATES		14,707,667
TOTAL ASSET-BACKED SECURITIES (Cost $26,931,636)		26,927,287

Bank Loan Obligations - 1.3%
	Principal Amount (a)	Value ($)
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/19/2032 (c)(d)(e)(f)	5,000	5,016
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5131% 5/23/2030 (c)(d)(e)	49,875	49,900
LUXEMBOURG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.2065% 10/1/2032 (c)(d)(e)	60,000	58,125
NETHERLANDS - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 1/17/2032 (c)(d)(e)	37,944	38,020
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (c)(d)(e)	79,150	63,122
UNITED STATES - 1.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 3/29/2032 (c)(d)(e)	10,000	10,012
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.3802% 4/16/2029 (c)(d)(e)	34,822	34,592
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.3802% 4/15/2030 (c)(d)(e)	74,619	74,115
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 10/6/2032 (c)(d)(e)	50,000	49,719
		168,438
Media - 0.1%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6015% 6/18/2029 (c)(d)(e)	59,414	54,185
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 8.1157% 12/31/2030 (c)(d)(e)	80,000	72,500
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2802% 1/31/2029 (c)(d)(e)	117,356	116,110
Virgin Media Bristol LLC Tranche Q 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3234% 1/31/2029 (c)(d)(e)	60,000	59,944
		302,739
TOTAL COMMUNICATION SERVICES		471,177

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 1/28/2032 (c)(d)(e)	5,000	5,014
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5302% 6/3/2028 (c)(d)(e)	53,344	51,982
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 1/23/2032 (c)(d)(e)	93,071	93,257
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 6/20/2031 (c)(d)(e)	50,239	49,485
Diversified Consumer Services - 0.0%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (c)(d)(e)	138,788	112,974
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (c)(e)	28,001	28,071
		141,045
Hotels, Restaurants & Leisure - 0.2%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 1/29/2029 (c)(d)(e)	74,613	74,513
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 1/28/2032 (c)(d)(e)	14,700	14,728
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2631% 6/1/2028 (c)(d)(e)	104,560	93,465
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 12/30/2026 (c)(d)(e)	34,543	33,190
		215,896
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2657% 6/29/2028 (c)(d)(e)	34,977	32,676
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 10/1/2032 (c)(d)(e)	80,000	79,867
		112,543
Specialty Retail - 0.2%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.8098% 6/6/2031 (c)(d)(e)	64,123	60,329
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9598% 6/6/2031 (c)(d)(e)	49,870	49,254
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.4853% 3/15/2031 (c)(d)(e)	5,000	5,012
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2802% 4/17/2028 (c)(d)(e)	54,013	53,734
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 1/30/2031 (c)(d)(e)	19,516	19,514
		187,843
TOTAL CONSUMER DISCRETIONARY		857,065

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.0033% 9/20/2030 (c)(d)(e)	45,000	44,268
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (c)(d)(e)(g)	8,672	3,980
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (c)(d)(e)(g)	2,523	1,158
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 9.5%, 13.559% 3/30/2026 (c)(d)(e)	21,503	20,482
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.559% 3/30/2026 (c)(d)(e)(h)	28,295	22,920
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.459% 7/12/2032 (c)(d)(e)	30,000	30,075
		78,615
TOTAL CONSUMER STAPLES		122,883

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 12/30/2027 (c)(d)(e)	53,794	53,861
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (c)(d)(e)	114,562	51,111
		104,972
Financials - 0.1%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.6506% 2/3/2032 (c)(d)(e)	74,259	74,166
Financial Services - 0.1%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 7/1/2032 (c)(d)(e)	25,000	24,281
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 7/31/2031 (c)(d)(e)	39,775	39,259
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 7/31/2031 (c)(d)(e)	15,000	14,977
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.6657% 2/16/2032 (c)(d)(e)	30,000	29,694
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.389% 2/20/2032 (c)(d)(e)	79,800	79,862
		188,073
Insurance - 0.0%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 11/6/2030 (c)(d)(e)	4,963	4,955
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 9/19/2031 (c)(d)(e)	49,203	49,210
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0157% 8/19/2028 (c)(d)(e)	59,000	58,870
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 11/21/2029 (c)(d)(e)	54,042	54,129
		167,164
TOTAL FINANCIALS		429,403

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1657% 1/15/2031 (c)(d)(e)	94,763	95,284
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 10/23/2028 (c)(d)(e)	102,511	102,642
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0015% 8/23/2032 (c)(d)(e)	60,000	59,681
		257,607
Health Care Technology - 0.0%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 2/15/2029 (c)(d)(e)	34,269	34,198
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.1657% 10/8/2030 (c)(d)(e)	184,725	182,231
TOTAL HEALTH CARE		474,036

Industrials - 0.1%
Commercial Services & Supplies - 0.1%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 12/21/2028 (c)(d)(e)	58,990	59,068
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 8/20/2032 (c)(d)(e)	25,000	25,090
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.0115% 4/11/2029 (c)(d)(e)	39,107	38,116
		122,274
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.7515% 4/10/2031 (c)(d)(e)	39,600	39,530
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3084% 9/13/2032 (c)(d)(e)	5,000	5,029
Passenger Airlines - 0.0%
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7353% 4/1/2031 (c)(d)(e)	4,950	4,984
TOTAL INDUSTRIALS		171,817

Information Technology - 0.3%
Communications Equipment - 0.0%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.6657% 12/17/2029 (c)(d)(e)	60,000	60,283
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 7/12/2032 (c)(d)(e)	5,000	5,008
IT Services - 0.1%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1662% 2/10/2028 (c)(d)(e)	29,739	28,412
X Corp 1LN, term loan 9.5% 10/26/2029 (e)	46,000	45,559
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (c)(d)(e)	209,463	203,807
		277,778
Software - 0.2%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 12/11/2028 (c)(d)(e)	93,979	93,957
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 8/13/2032 (c)(d)(e)	9,975	9,949
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 3/21/2031 (c)(d)(e)	39,900	39,779
Dawn Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 10/7/2032 (c)(d)(e)(f)	75,000	74,770
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 6/2/2028 (c)(d)(e)	69,637	65,530
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/31/2028 (c)(d)(e)(f)	30,000	30,115
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 8/31/2028 (c)(d)(e)	69,646	69,914
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (e)	9,975	10,249
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (c)(d)(e)	4,988	4,816
		399,079
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8574% 2/20/2032 (c)(d)(e)	22,546	22,673
TOTAL INFORMATION TECHNOLOGY		764,821

Materials - 0.2%
Chemicals - 0.2%
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0157% 11/24/2027 (c)(d)(e)	54,015	50,666
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.5157% 9/30/2028 (c)(d)(e)	54,019	53,918
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 10/15/2032 (c)(d)(e)	35,000	33,775
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6074% 10/4/2029 (c)(d)(e)	74,180	72,002
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.0265% 7/3/2028 (c)(d)(e)	34,726	30,826
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9598% 3/15/2029 (c)(d)(e)	88,960	86,477
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2657% 4/2/2029 (c)(d)(e)	69,722	53,233
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5904% 8/25/2031 (c)(d)(e)	78,735	77,570
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1038% 11/3/2032 (c)(d)(e)	5,000	4,935
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.1971% 1/31/2029 (c)(d)(e)	9,950	9,955
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5015% 9/30/2031 (c)(d)(e)	60,000	44,686
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 4/4/2029 (c)(d)(e)	10,000	7,800
		525,843
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.0907% 4/13/2029 (c)(d)(e)	95,829	95,422
TOTAL MATERIALS		621,265

Utilities - 0.0%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.593% 4/16/2031 (c)(d)(e)	4,987	4,994
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.984% 1/27/2031 (c)(d)(e)	49,325	49,369
		54,363
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 3/29/2030 (c)(d)(e)	24,688	24,790
TOTAL UTILITIES		79,153

TOTAL UNITED STATES		4,096,592
TOTAL BANK LOAN OBLIGATIONS (Cost $4,391,571)		4,310,775

Collateralized Mortgage Obligations - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	301,271	274,052
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	54,077	53,398
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	54,406	54,175
CSMC Trust Series 2021-RPL9 Class A1, 3.8742% 2/25/2061 (b)(c)	470,995	473,040
Fannie Mae Guaranteed REMIC Series 2019-33 Class N, 3% 3/25/2048	186,031	178,132
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-4903 Class DA, 3% 10/25/2048	93,848	88,582
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	148,429	138,331
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 6.25% 7/25/2067 (b)(c)	365,403	365,742
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (b)	38,628	36,452
TOTAL UNITED STATES		1,661,904
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,716,145)		1,661,904

Commercial Mortgage Securities - 1.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.9%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.7016% 6/15/2040 (b)(c)(d)	445,000	446,667
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	103,295	98,282
BBCMS Mortgage Trust Series 2017-C1 Class ASB, 3.488% 2/15/2050	197,984	196,673
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.0735% 9/15/2026 (b)(c)(d)	352,000	349,148
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.3309% 6/15/2041 (b)(c)(d)	100,000	100,000
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.4023% 4/15/2040 (b)(c)(d)	367,190	367,190
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.6003% 5/15/2041 (b)(c)	124,560	124,638
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.7626% 10/15/2036 (b)(c)(d)	323,000	322,400
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.9719% 2/15/2039 (b)(c)(d)	90,072	89,904
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.2518% 12/15/2039 (b)(c)(d)	50,568	50,233
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.4008% 4/15/2041 (b)(c)(d)	141,357	141,357
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d)	381,512	380,797
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.3524% 3/15/2030 (b)(c)(d)	55,782	55,643
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.9235% 11/15/2038 (b)(c)(d)	248,872	248,563
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.109% 2/15/2035 (b)(c)(d)	645,000	643,742
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(c)	124,000	126,186
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	480,338	410,049
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	337,089	275,152
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (b)(c)	406,000	416,283
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.259% 10/15/2042 (b)(c)(d)	325,000	325,507
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(c)	100,000	100,820
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.5735% 9/15/2029 (b)(c)(d)	46,734	45,343
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.8042% 11/15/2038 (b)(c)(d)	250,814	250,579
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.2019% 12/15/2039 (b)(c)(d)	240,000	240,000
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	9,113	9,097
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.7503% 10/15/2041 (b)(c)(d)	147,000	147,006
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (b)(c)	104,000	104,548
TOTAL UNITED STATES		6,065,807
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,201,725)		6,065,807

Common Stocks - 0.0%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (h) (Cost $3,157)	179	2,710

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c)	36,032	85,002
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	109,000	101,697
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	23,000	28,950
Software - 0.1%
Riot Platforms Inc 0.75% 1/15/2030 (b)	42,000	55,755
Strategy Inc 0% 12/1/2029 (b)(i)	74,000	61,013
Terawulf Inc 0% 5/1/2032 (b)(i)	26,000	26,412
		143,180
TOTAL INFORMATION TECHNOLOGY		172,130

TOTAL UNITED STATES		358,829
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $300,069)		358,829

Foreign Government and Government Agency Obligations - 0.5%
	Principal Amount (a)	Value ($)
MEXICO - 0.5%
United Mexican States 3.25% 4/16/2030	200,000	189,200
United Mexican States 6% 5/13/2030	1,250,000	1,313,438
TOTAL MEXICO		1,502,638
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,499,783)		1,502,638

Non-Convertible Corporate Bonds - 71.0%
	Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.125% 1/23/2030 (b)	25,000	25,082
AUSTRALIA - 1.1%
Financials - 0.4%
Banks - 0.4%
Westpac Banking Corp 4.11% 7/24/2034 (c)	1,305,000	1,285,969
Materials - 0.7%
Metals & Mining - 0.7%
Glencore Funding LLC 4.907% 4/1/2028 (b)	1,810,000	1,843,030
Glencore Funding LLC 5.338% 4/4/2027 (b)	350,000	355,578
Mineral Resources Ltd 7% 4/1/2031 (b)	15,000	15,591
Mineral Resources Ltd 9.25% 10/1/2028 (b)	123,000	129,149
		2,343,348
TOTAL AUSTRALIA		3,629,317
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (b)	30,000	26,532
BRAZIL - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% 2/6/2031 (b)(g)	40,000	8,952
Materials - 0.0%
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (b)	105,000	105,131
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(c)	40,900	40,951
		146,082
TOTAL BRAZIL		155,034
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (b)	75,000	72,914
CANADA - 2.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (c)	85,000	87,111
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 3.2% 3/15/2027	480,000	473,665
TOTAL COMMUNICATION SERVICES		560,776

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (b)	89,000	87,923
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)	71,000	67,655
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (b)	67,000	68,274
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (b)	37,000	38,147
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (b)	44,000	43,153
		305,152
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (b)	500,000	501,454
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Baytex Energy Corp 7.375% 3/15/2032 (b)	34,000	34,540
Canadian Natural Resources Ltd 5% 12/15/2029	610,000	624,736
Canadian Natural Resources Ltd 5% 12/15/2029 (b)	30,000	30,725
Cenovus Energy Inc 4.65% 3/20/2031	51,000	51,154
Enbridge Inc 1.6% 10/4/2026	270,000	264,560
Enbridge Inc 4.2% 11/20/2028	354,000	354,891
Enbridge Inc 4.6% 6/20/2028	76,000	76,839
Enbridge Inc 5.3% 4/5/2029	1,036,000	1,069,402
Enbridge Inc 5.9% 11/15/2026	857,000	870,501
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	529,000	533,034
		3,910,382
Financials - 0.3%
Banks - 0.3%
Bank of Nova Scotia/The 5.13% 2/14/2031 (c)	480,000	495,034
Toronto Dominion Bank 4.783% 12/17/2029	359,000	367,935
		862,969
Insurance - 0.0%
Empower Finance 2020 LP 1.357% 9/17/2027 (b)	258,000	246,322
TOTAL FINANCIALS		1,109,291

Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (b)	31,000	32,536
Ground Transportation - 0.1%
Canadian Pacific Railway Co 1.75% 12/2/2026	155,000	151,600
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (b)	10,000	10,709
TOTAL INDUSTRIALS		194,845

Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 2/15/2028 (b)	196,000	191,156
Materials - 0.2%
Chemicals - 0.2%
Methanex Corp 5.125% 10/15/2027	80,000	80,225
Nutrien Ltd 4.9% 3/27/2028	520,000	529,357
		609,582
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (b)	25,000	25,933
Hudbay Minerals Inc 4.5% 4/1/2026 (b)	101,000	101,097
New Gold Inc 6.875% 4/1/2032 (b)	29,000	30,842
		157,872
TOTAL MATERIALS		767,454

TOTAL CANADA		7,540,510
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% 11/24/2028 (b)	45,000	8,213
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)	23,000	16,991
		25,204
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (b)	67,000	62,226
TOTAL COLOMBIA		87,430
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (b)	36,000	36,942
DENMARK - 0.2%
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	620,000	620,649
FRANCE - 1.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 6.5% 4/15/2032 (b)	14,631	14,235
Altice France SA 6.875% 10/15/2030 (b)	12,321	12,140
Altice France SA 6.875% 7/15/2032 (b)	113,850	110,972
		137,347
Energy - 0.0%
Energy Equipment & Services - 0.0%
Viridien 10% 10/15/2030 (b)	33,000	34,787
Financials - 1.5%
Banks - 1.5%
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	333,000	331,789
BNP Paribas SA 4.792% 5/9/2029 (b)(c)	680,000	687,743
BPCE SA 2.045% 10/19/2027 (b)(c)	378,000	370,956
BPCE SA 6.714% 10/19/2029 (b)(c)	300,000	319,122
Societe Generale SA 1.488% 12/14/2026 (b)(c)	168,000	167,775
Societe Generale SA 1.792% 6/9/2027 (b)(c)	336,000	331,399
Societe Generale SA 5.249% 5/22/2029 (b)(c)	680,000	693,423
Societe Generale SA 5.5% 4/13/2029 (b)(c)	1,600,000	1,638,672
		4,540,879
TOTAL FRANCE		4,713,013
GERMANY - 1.6%
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
ZF North America Capital Inc 6.75% 4/23/2030 (b)	25,000	24,286
ZF North America Capital Inc 7.5% 3/24/2031 (b)	37,000	36,610
		60,896
Automobiles - 0.3%
Mercedes-Benz Finance North America LLC 4.8% 3/30/2028 (b)	310,000	315,055
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (b)	320,000	320,035
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	210,000	212,450
		847,540
TOTAL CONSUMER DISCRETIONARY		908,436

Financials - 0.8%
Capital Markets - 0.8%
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)	600,000	608,700
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	500,000	510,599
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	1,420,000	1,488,692
		2,607,991
Health Care - 0.3%
Pharmaceuticals - 0.3%
Bayer US Finance II LLC 4.375% 12/15/2028 (b)	896,000	895,386
Industrials - 0.2%
Machinery - 0.2%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	350,000	342,967
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	152,000	154,265
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	150,000	152,373
TK Elevator US Newco Inc 5.25% 7/15/2027 (b)	204,000	204,341
		853,946
TOTAL GERMANY		5,265,759
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.125% 4/4/2026 (b)	15,000	14,775
Kosmos Energy Ltd 7.5% 3/1/2028 (b)	25,000	17,250
Kosmos Energy Ltd 7.75% 5/1/2027 (b)	15,000	13,125

TOTAL GHANA		45,150
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (b)	106,000	109,629
IRELAND - 1.7%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 5.875% 6/4/2031 (b)	27,000	27,270
Financials - 0.7%
Banks - 0.1%
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(c)	242,000	252,024
Consumer Finance - 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	145,000	144,418
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	151,000	148,727
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	227,000	226,690
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	1,490,000	1,518,562
		2,038,397
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (b)	43,000	43,483
GGAM Finance Ltd 6.875% 4/15/2029 (b)	18,000	18,677
		62,160
TOTAL FINANCIALS		2,352,581

Industrials - 1.0%
Transportation Infrastructure - 1.0%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	220,000	212,845
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	1,316,000	1,331,522
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (b)	552,000	552,238
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	950,000	990,603
		3,087,208
TOTAL IRELAND		5,467,059
ISRAEL - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (b)(j)	15,000	14,751
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	307,000	318,595
TOTAL ISRAEL		333,346
ITALY - 0.8%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	357,000	357,428
Utilities - 0.7%
Electric Utilities - 0.7%
Enel Finance International NV 4.375% 9/30/2030 (b)	533,000	532,273
Enel Finance International NV 5.125% 6/26/2029 (b)	1,760,000	1,809,370
		2,341,643
TOTAL ITALY		2,699,071
JAPAN - 1.5%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
NTT Finance Corp 1.591% 4/3/2028 (b)	450,000	425,063
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,508
NTT Finance Corp 4.62% 7/16/2028 (b)	1,280,000	1,297,858
		1,924,429
Consumer Staples - 0.2%
Tobacco - 0.2%
Japan Tobacco Inc 4.85% 5/15/2028 (b)	277,000	282,259
Japan Tobacco Inc 5.21% 6/15/2030 (b)	232,000	241,445
		523,704
Financials - 0.7%
Banks - 0.7%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	300,000	295,049
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)	160,000	156,592
Mitsubishi UFJ Financial Group Inc 5.354% 9/13/2028 (c)	300,000	306,930
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	80,000	78,903
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	100,000	98,447
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)	1,045,000	1,060,591
Mizuho Financial Group Inc 5.667% 5/27/2029 (c)	250,000	259,325
		2,255,837
Capital Markets - 0.0%
Nomura Holdings Inc 1.653% 7/14/2026	100,000	98,476
TOTAL FINANCIALS		2,354,313

TOTAL JAPAN		4,802,446
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5% 1/15/2028 (b)	15,000	10,026
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (b)	30,000	31,073
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (b)	20,000	17,400
TOTAL LUXEMBOURG		58,499
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (b)	15,000	15,155
MEXICO - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Petroleos Mexicanos 6.7% 2/16/2032	1,940,000	1,922,249
NETHERLANDS - 0.6%
Consumer Staples - 0.1%
Food Products - 0.1%
JDE Peet's NV 1.375% 1/15/2027 (b)	344,000	332,819
Financials - 0.5%
Banks - 0.5%
ABN AMRO Bank NV 1.542% 6/16/2027 (b)(c)	186,000	183,285
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)	375,000	366,767
ING Groep NV 1.726% 4/1/2027 (c)	181,000	179,520
ING Groep NV 5.335% 3/19/2030 (c)	711,000	736,345
		1,465,917
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	146,000	146,426
TOTAL NETHERLANDS		1,945,162
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (b)	60,000	59,562
IHS Holding Ltd 7.875% 5/29/2030 (b)	42,000	42,735

TOTAL NIGERIA		102,297
NORWAY - 0.5%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (b)	44,000	45,476
TGS ASA 8.5% 1/15/2030 (b)	79,000	81,913
		127,389
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.75% 1/22/2026	83,000	82,727
TOTAL ENERGY		210,116

Financials - 0.4%
Banks - 0.4%
DNB Bank ASA 1.535% 5/25/2027 (b)(c)	381,000	376,201
DNB Bank ASA 1.605% 3/30/2028 (b)(c)	389,000	376,894
DNB Bank ASA 4.384% 11/4/2031 (b)(c)	560,000	559,387
		1,312,482
TOTAL NORWAY		1,522,598
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (b)	62,000	62,526
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (b)	72,000	74,815
TOTAL PANAMA		137,341
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.5% 10/28/2032 (b)	30,000	30,426
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)	65,000	59,442
SPAIN - 0.2%
Financials - 0.2%
Banks - 0.2%
Banco Santander SA 1.722% 9/14/2027 (c)	400,000	392,340
Banco Santander SA 5.365% 7/15/2028 (c)	200,000	203,872

TOTAL SPAIN		596,212
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 1.305% 2/2/2027 (b)(c)	100,000	99,474
UBS Group AG 6.246% 9/22/2029 (b)(c)	700,000	737,944
		837,418
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (b)	57,000	57,356
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (b)	14,000	14,499
		71,855
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 6.5% 5/15/2026 (b)	70,000	66,385
TOTAL SWITZERLAND		975,658
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (b)	66,000	68,434
UNITED KINGDOM - 5.4%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (b)	78,000	79,321
Consumer Staples - 1.1%
Tobacco - 1.1%
BAT Capital Corp 4.7% 4/2/2027	540,000	543,251
BAT International Finance PLC 1.668% 3/25/2026	46,000	45,634
BAT International Finance PLC 5.931% 2/2/2029	1,100,000	1,156,302
Imperial Brands Finance PLC 4.5% 6/30/2028 (b)	1,100,000	1,110,386
Imperial Brands Finance PLC 5.5% 2/1/2030 (b)	400,000	416,097
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	440,000	452,783
		3,724,453
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (b)	209,000	227,679
Financials - 4.0%
Banks - 3.8%
Barclays PLC 2.279% 11/24/2027 (c)	380,000	372,914
Barclays PLC 4.972% 5/16/2029 (c)	1,320,000	1,342,777
Barclays PLC 5.367% 2/25/2031 (c)	804,000	833,009
Barclays PLC 5.69% 3/12/2030 (c)	1,310,000	1,364,637
HSBC Holdings PLC 4.041% 3/13/2028 (c)	340,000	339,381
HSBC Holdings PLC 4.899% 3/3/2029 (c)	408,000	414,135
HSBC Holdings PLC 5.21% 8/11/2028 (c)	1,182,000	1,201,017
HSBC Holdings PLC 5.546% 3/4/2030 (c)	500,000	519,331
HSBC Holdings PLC 6.161% 3/9/2029 (c)	1,200,000	1,250,686
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	371,000	376,940
Lloyds Banking Group PLC 5.721% 6/5/2030 (c)	1,130,000	1,185,500
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	320,000	332,137
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	230,000	232,772
NatWest Group PLC 3.073% 5/22/2028 (c)	290,000	285,848
NatWest Group PLC 4.964% 8/15/2030 (c)	720,000	736,630
NatWest Group PLC 5.115% 5/23/2031 (c)	1,310,000	1,348,497
		12,136,211
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	400,000	407,825
TOTAL FINANCIALS		12,544,036

Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems PLC 5% 3/26/2027 (b)	200,000	202,330
BAE Systems PLC 5.125% 3/26/2029 (b)	200,000	206,401
Rolls-Royce PLC 5.75% 10/15/2027 (b)	150,000	153,788
		562,519
Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (b)	15,000	12,758
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (b)	63,000	63,009
TOTAL UNITED KINGDOM		17,213,775
UNITED STATES - 52.5%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.5%
APLD ComputeCo LLC 9.25% 12/15/2030 (b)	185,000	178,294
AT&T Inc 1.65% 2/1/2028	460,000	437,459
AT&T Inc 4.7% 8/15/2030	269,000	274,256
Cablevision Lightpath LLC 3.875% 9/15/2027 (b)	101,000	99,449
Cablevision Lightpath LLC 5.625% 9/15/2028 (b)	42,000	41,172
Cipher Compute LLC 7.125% 11/15/2030 (b)	20,000	20,319
Frontier Communications Holdings LLC 5% 5/1/2028 (b)	173,000	173,610
Level 3 Financing Inc 3.875% 10/15/2030 (b)	25,000	22,369
Level 3 Financing Inc 4% 4/15/2031 (b)	30,000	26,400
Level 3 Financing Inc 4.875% 6/15/2029 (b)	59,000	56,198
Level 3 Financing Inc 7% 3/31/2034 (b)	17,000	17,412
Windstream Services LLC 7.5% 10/15/2033 (b)	10,000	10,176
WULF Compute LLC 7.75% 10/15/2030 (b)	134,000	138,545
		1,495,659
Entertainment - 0.1%
Live Nation Entertainment Inc 4.75% 10/15/2027 (b)	224,000	223,619
ROBLOX Corp 3.875% 5/1/2030 (b)	71,000	67,884
		291,503
Interactive Media & Services - 0.1%
Meta Platforms Inc 4.2% 11/15/2030	353,000	355,454
Media - 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (b)	41,000	39,052
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (b)	189,000	188,733
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (b)	85,000	84,172
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	600,000	557,999
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	300,000	295,425
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (b)	59,000	61,408
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (b)	15,000	15,766
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (b)	5,000	4,946
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (b)	17,000	17,911
CSC Holdings LLC 5.5% 4/15/2027 (b)	45,000	38,829
DISH DBS Corp 5.125% 6/1/2029	25,000	21,159
DISH DBS Corp 7.75% 7/1/2026	40,000	39,161
DISH Network Corp 11.75% 11/15/2027 (b)	120,000	125,305
EchoStar Corp 10.75% 11/30/2029	110,000	121,275
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)	145,000	150,588
EW Scripps Co/The 9.875% 8/15/2030 (b)	120,000	120,931
Sirius XM Radio LLC 3.125% 9/1/2026 (b)	249,000	246,902
TEGNA Inc 5% 9/15/2029	39,000	38,639
Univision Communications Inc 7.375% 6/30/2030 (b)	74,000	75,069
Univision Communications Inc 8% 8/15/2028 (b)	55,000	56,759
Univision Communications Inc 9.375% 8/1/2032 (b)	15,000	15,923
Warnermedia Holdings Inc 3.755% 3/15/2027	312,000	308,679
		2,624,631
Wireless Telecommunication Services - 0.4%
T-Mobile USA Inc 3.875% 4/15/2030	1,000,000	985,038
T-Mobile USA Inc 4.95% 3/15/2028	370,000	377,111
		1,362,149
TOTAL COMMUNICATION SERVICES		6,129,396

Consumer Discretionary - 3.7%
Automobile Components - 0.1%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (b)	20,000	20,123
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (b)	85,000	87,429
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (b)	20,000	20,790
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (b)	143,000	146,690
Patrick Industries Inc 6.375% 11/1/2032 (b)	44,000	45,064
		320,096
Automobiles - 1.5%
General Motors Financial Co Inc 1.25% 1/8/2026	106,000	105,661
General Motors Financial Co Inc 2.35% 2/26/2027	910,000	889,932
General Motors Financial Co Inc 4.2% 10/27/2028	284,000	284,171
General Motors Financial Co Inc 5.8% 6/23/2028	1,070,000	1,109,234
General Motors Financial Co Inc 6% 1/9/2028	1,210,000	1,253,210
Hyundai Capital America 4.875% 6/23/2027 (b)	590,000	596,075
Hyundai Capital America 5.45% 6/24/2026 (b)	230,000	231,524
Hyundai Capital America 5.6% 3/30/2028 (b)	440,000	452,450
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (b)	5,000	4,595
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (b)	10,000	9,915
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (b)	41,000	40,633
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (b)	39,000	37,367
		5,014,767
Broadline Retail - 0.1%
Saks Global Enterprises LLC 11% 12/15/2029 (b)	44,700	15,488
Wayfair LLC 6.75% 11/15/2032 (b)	15,000	15,305
Wayfair LLC 7.25% 10/31/2029 (b)	60,000	62,415
Wayfair LLC 7.75% 9/15/2030 (b)	85,000	90,591
		183,799
Diversified Consumer Services - 0.1%
Service Corp International/US 5.75% 10/15/2032	62,000	63,265
Sotheby's 7.375% 10/15/2027 (b)	186,000	185,180
StoneMor Inc 8.5% 5/15/2029 (b)	97,000	94,719
TKC Holdings Inc 10.5% 5/15/2029 (b)	70,000	71,786
		414,950
Hotels, Restaurants & Leisure - 0.5%
Boyd Gaming Corp 4.75% 12/1/2027	60,000	59,884
Caesars Entertainment Inc 4.625% 10/15/2029 (b)	80,000	75,713
Caesars Entertainment Inc 6% 10/15/2032 (b)	31,000	29,575
Caesars Entertainment Inc 6.5% 2/15/2032 (b)	82,000	83,406
Carnival Corp 5.125% 5/1/2029 (b)	30,000	30,251
Carnival Corp 5.75% 3/15/2030 (b)	55,000	56,527
Carnival Corp 5.75% 8/1/2032 (b)	15,000	15,377
Carnival Corp 5.875% 6/15/2031 (b)	140,000	144,151
Carnival Corp 6.125% 2/15/2033 (b)	63,000	64,896
Churchill Downs Inc 4.75% 1/15/2028 (b)	48,000	47,785
Churchill Downs Inc 6.75% 5/1/2031 (b)	61,000	62,916
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (b)	114,000	106,322
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (b)	53,000	51,421
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (b)	29,000	29,701
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (b)	55,000	52,846
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (b)	37,000	37,684
Life Time Inc 6% 11/15/2031 (b)	55,000	56,088
Lindblad Expeditions LLC 7% 9/15/2030 (b)	15,000	15,384
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (b)	10,000	6,800
NCL Corp Ltd 5.875% 1/15/2031 (b)	36,000	35,527
NCL Corp Ltd 6.25% 3/1/2030 (b)	29,000	29,314
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (b)	79,000	80,400
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (b)	15,000	15,331
Six Flags Entertainment Corp 5.5% 4/15/2027 (b)	67,000	66,142
Viking Cruises Ltd 9.125% 7/15/2031 (b)	105,000	112,639
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (b)	19,000	19,005
VOC Escrow Ltd 5% 2/15/2028 (b)	20,000	19,996
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (b)	36,000	36,136
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (b)	25,000	25,564
		1,466,781
Household Durables - 0.1%
LGI Homes Inc 7% 11/15/2032 (b)	52,000	50,943
LGI Homes Inc 8.75% 12/15/2028 (b)	50,000	52,092
New Home Co Inc/The 8.5% 11/1/2030 (b)	15,000	15,450
Newell Brands Inc 6.375% 5/15/2030	22,000	21,141
Newell Brands Inc 8.5% 6/1/2028 (b)	25,000	26,025
Somnigroup International Inc 4% 4/15/2029 (b)	114,000	111,002
Whirlpool Corp 6.125% 6/15/2030	34,000	34,342
		310,995
Leisure Products - 0.5%
Brunswick Corp/DE 5.85% 3/18/2029	1,507,000	1,555,366
Mattel Inc 5% 11/17/2030	212,000	213,903
		1,769,269
Specialty Retail - 0.8%
Advance Auto Parts Inc 5.95% 3/9/2028	239,000	244,273
Advance Auto Parts Inc 7% 8/1/2030 (b)	16,000	16,330
AutoNation Inc 1.95% 8/1/2028	540,000	508,353
AutoZone Inc 5.165% 6/15/2030	730,000	755,614
AutoZone Inc 6.25% 11/1/2028	239,000	253,309
Group 1 Automotive Inc 6.375% 1/15/2030 (b)	68,000	69,856
LBM Acquisition LLC 6.25% 1/15/2029 (b)	15,000	13,418
LBM Acquisition LLC 9.5% 6/15/2031 (b)	63,000	64,935
O'Reilly Automotive Inc 5.75% 11/20/2026	300,000	304,626
Park River Holdings Inc 8% 3/15/2031 (b)	10,000	10,330
SGUS LLC 11% 12/15/2029 (b)	33,936	27,500
Staples Inc 10.75% 9/1/2029 (b)	153,000	150,375
Wand NewCo 3 Inc 7.625% 1/30/2032 (b)	32,000	33,719
White Cap Supply Holdings LLC 7.375% 11/15/2030 (b)	25,000	25,498
		2,478,136
TOTAL CONSUMER DISCRETIONARY		11,958,793

Consumer Staples - 1.8%
Beverages - 0.4%
Constellation Brands Inc 3.6% 2/15/2028	740,000	733,000
Keurig Dr Pepper Inc 4.597% 5/25/2028	390,000	392,924
Molson Coors Beverage Co 3% 7/15/2026	183,000	181,829
		1,307,753
Consumer Staples Distribution & Retail - 1.0%
7-Eleven Inc 0.95% 2/10/2026 (b)	247,000	245,416
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (b)	37,000	35,473
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (b)	25,000	25,341
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (b)	153,000	155,742
C&S Group Enterprises LLC 5% 12/15/2028 (b)	27,000	25,078
Dollar General Corp 4.625% 11/1/2027	352,000	354,767
Dollar Tree Inc 4.2% 5/15/2028	380,000	379,589
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)	89,000	92,981
Mars Inc 4.6% 3/1/2028 (b)	701,000	710,041
Mars Inc 4.8% 3/1/2030 (b)	1,062,000	1,087,894
Performance Food Group Inc 5.5% 10/15/2027 (b)	45,000	44,997
Performance Food Group Inc 6.125% 9/15/2032 (b)	45,000	46,296
US Foods Inc 4.75% 2/15/2029 (b)	54,000	53,748
US Foods Inc 5.75% 4/15/2033 (b)	24,000	24,432
		3,281,795
Food Products - 0.1%
Bunge Ltd Finance Corp 4.1% 1/7/2028	196,000	196,488
Campbell's Company/The 5.3% 3/20/2026	75,000	75,242
Fiesta Purchaser Inc 7.875% 3/1/2031 (b)	21,000	22,090
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)	45,000	48,194
Post Holdings Inc 4.625% 4/15/2030 (b)	35,000	34,090
Post Holdings Inc 6.375% 3/1/2033 (b)	35,000	35,426
TreeHouse Foods Inc 4% 9/1/2028	60,000	59,404
		470,934
Tobacco - 0.3%
Philip Morris International Inc 4.125% 4/28/2028	680,000	682,759
Philip Morris International Inc 4.875% 2/13/2029	200,000	204,656
		887,415
TOTAL CONSUMER STAPLES		5,947,897

Energy - 4.3%
Energy Equipment & Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (b)	35,000	35,215
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (b)	26,000	26,773
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026	133,000	130,444
Kodiak Gas Services LLC 7.25% 2/15/2029 (b)	57,000	59,429
Nabors Industries Ltd 7.5% 1/15/2028 (b)	77,000	77,099
SESI LLC 7.875% 9/30/2030 (b)	85,000	84,578
Transocean International Ltd 7.875% 10/15/2032 (b)	5,000	5,212
Transocean International Ltd 8.25% 5/15/2029 (b)	73,000	74,257
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (b)	33,000	33,296
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (b)	32,000	33,263
Valaris Ltd 8.375% 4/30/2030 (b)	35,000	36,513
WBI Operating LLC 6.25% 10/15/2030 (b)	123,000	123,049
		719,128
Oil, Gas & Consumable Fuels - 4.1%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (b)	35,000	36,572
Buckeye Partners LP 4.125% 12/1/2027	55,000	54,399
California Resources Corp 8.25% 6/15/2029 (b)	96,000	100,442
Cheniere Energy Inc 4.625% 10/15/2028	55,000	55,000
CNX Midstream Partners LP 4.75% 4/15/2030 (b)	50,000	47,957
CNX Resources Corp 7.25% 3/1/2032 (b)	60,000	62,571
Comstock Resources Inc 5.875% 1/15/2030 (b)	61,000	59,268
Comstock Resources Inc 6.75% 3/1/2029 (b)	102,000	102,309
CVR Energy Inc 8.5% 1/15/2029 (b)	110,000	113,132
DBR Land Holdings LLC 6.25% 12/1/2030 (b)	35,000	35,448
DCP Midstream Operating LP 5.625% 7/15/2027	440,000	448,939
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (b)	10,000	10,057
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (b)	101,000	105,864
Diamondback Energy Inc 5.2% 4/18/2027	352,000	356,884
Energy Transfer LP 5.5% 6/1/2027	1,090,000	1,106,688
Energy Transfer LP 6.5% 2/15/2056 (c)	48,000	47,321
EQT Corp 3.625% 5/15/2031 (b)	880,000	829,846
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	29,000	29,351
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (b)	10,000	10,157
Harvest Midstream I LP 7.5% 5/15/2032 (b)	47,000	48,839
Hess Corp 4.3% 4/1/2027	1,540,000	1,545,560
Hess Midstream Operations LP 4.25% 2/15/2030 (b)	100,000	97,533
Hess Midstream Operations LP 5.875% 3/1/2028 (b)	60,000	61,010
Hess Midstream Operations LP 6.5% 6/1/2029 (b)	63,000	65,191
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (b)	25,000	26,387
Kinder Morgan Inc 4.3% 3/1/2028	250,000	251,426
Kinetik Holdings LP 6.625% 12/15/2028 (b)	122,000	125,506
Matador Resources Co 6.5% 4/15/2032 (b)	40,000	40,623
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)	21,000	20,139
MPLX LP 1.75% 3/1/2026	159,000	157,982
MPLX LP 4.25% 12/1/2027	460,000	461,065
Northern Oil & Gas Inc 7.875% 10/15/2033 (b)	35,000	34,062
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)	50,000	51,125
Occidental Petroleum Corp 5% 8/1/2027	233,000	237,260
Occidental Petroleum Corp 5.2% 8/1/2029	97,000	99,416
ONEOK Inc 4.25% 9/24/2027	33,000	33,077
ONEOK Inc 4.4% 10/15/2029	35,000	35,109
ONEOK Inc 4.85% 7/15/2026	55,000	55,108
ONEOK Inc 6.5% 9/1/2030 (b)	483,000	518,058
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	21,000	20,773
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)	85,000	83,718
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (b)	61,000	64,123
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	1,387,000	1,346,824
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	345,000	334,557
Prairie Acquiror LP 9% 8/1/2029 (b)	170,000	175,722
Rockies Express Pipeline LLC 6.75% 3/15/2033 (b)	20,000	20,984
SM Energy Co 6.625% 1/15/2027	54,000	54,062
Summit Midstream Holdings LLC 8.625% 10/31/2029 (b)	14,000	14,445
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	32,000	32,102
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	130,000	130,204
Sunoco LP 5.625% 3/15/2031 (b)	93,000	93,529
Sunoco LP 6.625% 8/15/2032 (b)	71,000	73,196
Talos Production Inc 9% 2/1/2029 (b)	25,000	26,074
Targa Resources Corp 4.9% 9/15/2030	227,000	231,528
Targa Resources Corp 6.15% 3/1/2029	1,816,000	1,914,897
Venture Global LNG Inc 7% 1/15/2030 (b)	36,000	35,316
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (b)	29,000	31,601
Western Gas Partners LP 6.35% 1/15/2029	498,000	525,502
Williams Cos Inc/The 4.625% 6/30/2030	120,000	121,370
Williams Cos Inc/The 4.8% 11/15/2029	169,000	172,346
Williams Cos Inc/The 5.4% 3/2/2026	101,000	101,352
		13,180,906
TOTAL ENERGY		13,900,034

Financials - 24.3%
Banks - 9.7%
Bank of America Corp 1.734% 7/22/2027 (c)	905,000	890,918
Bank of America Corp 4.271% 7/23/2029 (c)	1,090,000	1,096,828
Bank of America Corp 4.623% 5/9/2029 (c)	680,000	689,279
Bank of America Corp 4.979% 1/24/2029 (c)	500,000	509,347
Bank of America Corp 5.08% 1/20/2027 (c)	600,000	600,587
Bank of America Corp 5.202% 4/25/2029 (c)	1,710,000	1,753,670
Bank of America Corp 5.819% 9/15/2029 (c)	320,000	334,511
Citigroup Inc 1.122% 1/28/2027 (c)	375,000	373,124
Citigroup Inc 3.887% 1/10/2028 (c)	1,390,000	1,386,329
Citigroup Inc 4.075% 4/23/2029 (c)	652,000	651,631
Citigroup Inc 4.786% 3/4/2029 (c)	1,280,000	1,298,095
Citigroup Inc 5.174% 2/13/2030 (c)	610,000	627,517
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (b)	2,000	2,075
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	1,434,000	1,441,152
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	990,000	1,039,717
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	1,415,000	1,385,496
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	500,000	496,684
JPMorgan Chase & Co 4.255% 10/22/2031 (c)	840,000	840,983
JPMorgan Chase & Co 4.323% 4/26/2028 (c)	590,000	592,307
JPMorgan Chase & Co 4.603% 10/22/2030 (c)	950,000	965,527
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	500,000	505,128
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	1,522,000	1,578,450
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	222,000	226,428
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	267,000	272,046
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)	414,000	414,701
Morgan Stanley Private Bank NA 4.466% 7/6/2028 (c)	720,000	724,422
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	90,000	92,229
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (c)	1,380,000	1,439,167
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	668,000	654,382
Santander Holdings USA Inc 6.174% 1/9/2030 (c)	410,000	428,081
Truist Financial Corp 1.887% 6/7/2029 (c)	250,000	236,771
Truist Financial Corp 4.873% 1/26/2029 (c)	1,120,000	1,137,316
Truist Financial Corp 7.161% 10/30/2029 (c)	1,420,000	1,537,560
US Bancorp 4.653% 2/1/2029 (c)	500,000	506,210
Wells Fargo & Co 3.526% 3/24/2028 (c)	320,000	317,678
Wells Fargo & Co 4.97% 4/23/2029 (c)	489,000	498,593
Wells Fargo & Co 5.244% 1/24/2031 (c)	1,445,000	1,501,488
Wells Fargo & Co 5.707% 4/22/2028 (c)	700,000	714,902
Wells Fargo & Co 6.303% 10/23/2029 (c)	1,460,000	1,545,976
		31,307,305
Capital Markets - 7.7%
Ares Strategic Income Fund 4.85% 1/15/2029 (b)	473,000	466,971
Ares Strategic Income Fund 5.45% 9/9/2028 (b)	1,495,000	1,502,248
Ares Strategic Income Fund 5.8% 9/9/2030 (b)	101,000	102,081
Athene Global Funding 1.73% 10/2/2026 (b)	1,660,000	1,626,719
Athene Global Funding 4.721% 10/8/2029 (b)	1,320,000	1,320,365
Athene Global Funding 5.339% 1/15/2027 (b)	250,000	253,235
Athene Global Funding 5.516% 3/25/2027 (b)	350,000	355,054
Blackstone Private Credit Fund 3.25% 3/15/2027	950,000	932,928
Blackstone Private Credit Fund 7.3% 11/27/2028	506,000	537,942
Broadstreet Partners Group LLC 5.875% 4/15/2029 (b)	45,000	44,924
Equitable America Global Funding 4.65% 6/9/2028 (b)	1,170,000	1,182,781
Equitable America Global Funding 4.95% 6/9/2030 (b)	923,000	941,978
Focus Financial Partners LLC 6.75% 9/15/2031 (b)	61,000	63,023
GA Global Funding Trust 5.4% 1/13/2030 (b)	1,486,000	1,527,952
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	1,240,000	1,217,720
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	500,000	501,030
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	675,000	682,403
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (c)	720,000	765,483
Hightower Holding LLC 6.75% 4/15/2029 (b)	23,000	23,023
HPS Corporate Lending Fund 5.3% 6/5/2027 (b)	1,661,000	1,669,417
HPS Corporate Lending Fund 6.25% 9/30/2029	500,000	514,596
Intercontinental Exchange Inc 3.625% 9/1/2028	400,000	396,143
Intercontinental Exchange Inc 4% 9/15/2027	302,000	302,428
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (b)	41,000	41,709
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (b)	30,000	31,376
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (b)	50,000	47,493
LPL Holdings Inc 4.9% 4/3/2028	1,888,000	1,914,901
Morgan Stanley 2.475% 1/21/2028 (c)	1,610,000	1,580,156
Morgan Stanley 3.591% 7/22/2028 (c)	360,000	356,674
Morgan Stanley 3.772% 1/24/2029 (c)	340,000	337,751
Morgan Stanley 4.994% 4/12/2029 (c)	1,502,000	1,531,978
Morgan Stanley 5.042% 7/19/2030 (c)	500,000	513,998
Morgan Stanley 5.164% 4/20/2029 (c)	727,000	744,305
Nuveen LLC 5.55% 1/15/2030 (b)	67,000	70,033
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	370,000	375,840
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	297,000	305,901
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (b)	60,000	62,971
		24,845,530
Consumer Finance - 2.7%
Ally Financial Inc 4.75% 6/9/2027	1,080,000	1,085,712
American Express Co 4.731% 4/25/2029 (c)	560,000	569,300
American Express Co 5.085% 1/30/2031 (c)	118,000	122,028
Capital One Financial Corp 1.878% 11/2/2027 (c)	1,110,000	1,086,216
Capital One Financial Corp 5.468% 2/1/2029 (c)	950,000	975,074
Capital One Financial Corp 7.149% 10/29/2027 (c)	1,525,000	1,563,543
Encore Capital Group Inc 6.625% 4/15/2031 (b)	40,000	39,987
Ford Motor Credit Co LLC 5.73% 9/5/2030	77,000	78,364
Ford Motor Credit Co LLC 5.85% 5/17/2027	500,000	506,930
Ford Motor Credit Co LLC 5.875% 11/7/2029	470,000	480,812
Ford Motor Credit Co LLC 6.95% 6/10/2026	1,850,000	1,868,960
Navient Corp 6.75% 6/15/2026	95,000	96,007
OneMain Finance Corp 3.5% 1/15/2027	83,000	81,917
OneMain Finance Corp 6.125% 5/15/2030	35,000	35,563
OneMain Finance Corp 6.75% 3/15/2032	10,000	10,220
OneMain Finance Corp 7.5% 5/15/2031	87,000	91,397
PRA Group Inc 5% 10/1/2029 (b)	15,000	13,870
PRA Group Inc 8.875% 1/31/2030 (b)	47,000	48,725
		8,754,625
Financial Services - 1.7%
Aircastle Ltd / Aircastle Ireland DAC 5% 9/15/2030 (b)	600,000	606,955
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (b)	327,000	334,621
Block Inc 5.625% 8/15/2030 (b)	41,000	41,776
Block Inc 6% 8/15/2033 (b)	15,000	15,416
Block Inc 6.5% 5/15/2032	52,000	54,344
Corebridge Financial Inc 3.65% 4/5/2027	1,155,000	1,146,087
Corebridge Global Funding 4.65% 8/20/2027 (b)	116,000	117,133
Corebridge Global Funding 4.9% 1/7/2028 (b)	205,000	208,222
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (b)	55,000	55,698
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (b)	20,000	20,223
Global Payments Inc 4.5% 11/15/2028	582,000	583,944
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (b)	101,000	101,252
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	160,000	157,944
Jackson Financial Inc 5.17% 6/8/2027	1,308,000	1,322,646
NFE Financing LLC 12% 11/15/2029 (b)(g)	24,627	6,240
Rocket Cos Inc 6.125% 8/1/2030 (b)	61,000	63,322
Rocket Cos Inc 6.5% 8/1/2029 (b)	31,000	32,156
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (b)	35,000	36,379
UWM Holdings LLC 6.25% 3/15/2031 (b)	46,000	46,203
UWM Holdings LLC 6.625% 2/1/2030 (b)	61,000	61,989
Western Union Co/The 1.35% 3/15/2026	280,000	277,494
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (b)	95,000	98,633
		5,388,677
Insurance - 2.5%
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (b)	65,000	67,646
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (b)	62,000	63,132
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (b)	60,000	62,339
American International Group Inc 4.85% 5/7/2030	725,000	742,425
AmWINS Group Inc 4.875% 6/30/2029 (b)	42,000	40,963
AmWINS Group Inc 6.375% 2/15/2029 (b)	39,000	40,078
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (b)	97,000	97,815
Arthur J Gallagher & Co 4.6% 12/15/2027	274,000	276,651
Brown & Brown Inc 4.7% 6/23/2028	109,000	110,054
Brown & Brown Inc 4.9% 6/23/2030	223,000	225,915
Equitable Financial Life Global Funding 1.4% 8/27/2027 (b)	344,000	328,948
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	451,000	441,567
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	556,000	559,248
Equitable Financial Life Global Funding 5% 3/27/2030 (b)	257,000	263,443
Fortitude Group Holdings LLC 6.25% 4/1/2030 (b)	320,000	332,995
Guardian Life Global Funding 1.4% 7/6/2027 (b)	358,000	344,180
HUB International Ltd 7.375% 1/31/2032 (b)	130,000	135,265
Jackson National Life Global Funding 4.6% 10/1/2029 (b)	624,000	628,032
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	1,148,000	1,171,958
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)	48,000	49,633
RGA Global Funding 2% 11/30/2026 (b)	273,000	267,432
RGA Global Funding 5.448% 5/24/2029 (b)	193,000	200,133
Ryan Specialty LLC 5.875% 8/1/2032 (b)	56,000	57,246
Western-Southern Global Funding 4.9% 5/1/2030 (b)	1,110,000	1,141,956
Willis North America Inc 4.65% 6/15/2027	440,000	443,078
		8,092,132
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 8% 4/1/2029 (b)	10,000	10,216
Starwood Property Trust Inc 5.25% 10/15/2028 (b)	102,000	102,697
Starwood Property Trust Inc 6.5% 7/1/2030 (b)	61,000	63,680
		176,593
TOTAL FINANCIALS		78,564,862

Health Care - 2.4%
Biotechnology - 0.2%
Amgen Inc 5.15% 3/2/2028	761,000	778,923
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp 2.75% 9/23/2026 (b)	200,000	197,957
Avantor Funding Inc 3.875% 11/1/2029 (b)	40,000	38,177
Avantor Funding Inc 4.625% 7/15/2028 (b)	72,000	71,320
Medline Borrower LP 3.875% 4/1/2029 (b)	53,000	51,450
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (b)	78,000	80,677
		439,581
Health Care Providers & Services - 1.8%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (b)	15,000	15,286
AMN Healthcare Inc 6.5% 1/15/2031 (b)	55,000	55,158
Centene Corp 2.45% 7/15/2028	170,000	158,483
CHS/Community Health Systems Inc 5.25% 5/15/2030 (b)	43,000	40,622
CHS/Community Health Systems Inc 9.75% 1/15/2034 (b)	25,000	26,587
Cigna Group/The 3.4% 3/1/2027	340,000	337,469
CVS Health Corp 4.3% 3/25/2028	1,540,000	1,544,270
CVS Health Corp 5% 2/20/2026	350,000	350,376
CVS Health Corp 7% 3/10/2055 (c)	43,000	45,208
HCA Inc 3.125% 3/15/2027	1,450,000	1,430,960
HCA Inc 5% 3/1/2028	225,000	229,323
Humana Inc 5.75% 12/1/2028	500,000	520,303
Icon Investments Six DAC 5.809% 5/8/2027	318,000	324,300
LifePoint Health Inc 11% 10/15/2030 (b)	41,000	45,135
Molina Healthcare Inc 6.25% 1/15/2033 (b)	40,000	40,091
Molina Healthcare Inc 6.5% 2/15/2031 (b)	135,000	137,904
Owens & Minor Inc 6.625% 4/1/2030 (b)	28,000	17,957
Surgery Center Holdings Inc 7.25% 4/15/2032 (b)	15,000	15,393
Tenet Healthcare Corp 5.125% 11/1/2027	270,000	270,026
US Acute Care Solutions LLC 9.75% 5/15/2029 (b)	83,000	84,318
		5,689,169
Health Care Technology - 0.1%
IQVIA Inc 5% 5/15/2027 (b)	176,000	175,800
IQVIA Inc 6.25% 6/1/2032 (b)	42,000	43,931
IQVIA Inc 6.5% 5/15/2030 (b)	34,000	35,372
		255,103
Pharmaceuticals - 0.2%
1261229 BC Ltd 10% 4/15/2032 (b)	20,000	20,676
Bausch Health Cos Inc 11% 9/30/2028 (b)	25,000	26,132
Jazz Securities DAC 4.375% 1/15/2029 (b)	61,000	60,219
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)	60,000	58,474
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (b)	25,000	20,936
Viatris Inc 2.3% 6/22/2027	540,000	521,480
		707,917
TOTAL HEALTH CARE		7,870,693

Industrials - 2.7%
Aerospace & Defense - 0.8%
Boeing Co 3.2% 3/1/2029	540,000	522,299
Boeing Co 5.04% 5/1/2027	440,000	444,325
Boeing Co 6.259% 5/1/2027	29,000	29,792
BWX Technologies Inc 4.125% 4/15/2029 (b)	62,000	60,844
L3Harris Technologies Inc 5.4% 1/15/2027	650,000	659,748
RTX Corp 5.75% 1/15/2029	85,000	89,208
TransDigm Inc 6.25% 1/31/2034 (b)	10,000	10,368
TransDigm Inc 6.375% 3/1/2029 (b)	377,000	388,311
TransDigm Inc 6.75% 1/31/2034 (b)	49,000	51,197
		2,256,092
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (b)	108,000	111,445
Building Products - 0.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (b)	54,000	53,930
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (b)	87,000	72,754
JH North America Holdings Inc 5.875% 1/31/2031 (b)	67,000	67,903
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (b)	30,000	28,330
Standard Building Solutions Inc 6.5% 8/15/2032 (b)	44,000	45,392
		268,309
Commercial Services & Supplies - 0.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (b)	42,000	43,411
Artera Services LLC 8.5% 2/15/2031 (b)	187,000	161,651
Brand Industrial Services Inc 10.375% 8/1/2030 (b)	80,000	78,453
CoreCivic Inc 8.25% 4/15/2029	41,000	43,194
GEO Group Inc/The 10.25% 4/15/2031	59,000	64,741
GEO Group Inc/The 8.625% 4/15/2029	25,000	26,343
GFL Environmental Inc 4% 8/1/2028 (b)	160,000	156,868
GFL Environmental Inc 6.75% 1/15/2031 (b)	10,000	10,498
Madison IAQ LLC 4.125% 6/30/2028 (b)	93,000	91,234
Neptune Bidco US Inc 10.375% 5/15/2031 (b)	99,000	100,092
Neptune Bidco US Inc 9.29% 4/15/2029 (b)	123,000	122,078
OT Midco Inc 10% 2/15/2030 (b)	10,000	3,963
Prime Security Services Borrower LLC / Prime Finance Inc 5.75% 4/15/2026 (b)	23,000	23,064
Waste Pro USA Inc 7% 2/1/2033 (b)	25,000	26,003
Williams Scotsman Inc 6.625% 4/15/2030 (b)	57,000	58,858
		1,010,451
Construction & Engineering - 0.0%
Pike Corp 5.5% 9/1/2028 (b)	45,000	44,888
Pike Corp 8.625% 1/31/2031 (b)	27,000	28,544
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (b)	57,000	57,173
		130,605
Electrical Equipment - 0.4%
Trans-Allegheny Interstate Line Co 5.2% 1/15/2031 (b)	1,281,000	1,319,818
WESCO Distribution Inc 6.375% 3/15/2033 (b)	25,000	26,147
		1,345,965
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (b)	15,000	15,448
Genesee & Wyoming Inc 6.25% 4/15/2032 (b)	51,000	52,442
Uber Technologies Inc 4.15% 1/15/2031	112,000	111,509
XPO Inc 6.25% 6/1/2028 (b)	81,000	82,656
		262,055
Machinery - 0.2%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (b)(c)	25,000	27,053
Esab Corp 6.25% 4/15/2029 (b)	65,000	66,963
Ingersoll Rand Inc 5.176% 6/15/2029	300,000	311,006
Ingersoll Rand Inc 5.197% 6/15/2027	300,000	304,670
		709,692
Passenger Airlines - 0.1%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (b)	30,000	30,711
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	152,892	149,397
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (b)	40,833	40,904
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	97,346	94,793
United Airlines Inc 4.375% 4/15/2026 (b)	42,000	41,947
		357,752
Professional Services - 0.5%
Amentum Holdings Inc 7.25% 8/1/2032 (b)	57,000	59,830
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (b)	75,000	69,882
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (b)	72,000	67,618
ION Platform Finance US Inc / ION Platform Finance SARL 9% 8/1/2029 (b)	30,000	29,964
Paychex Inc 5.1% 4/15/2030	1,208,000	1,241,434
TriNet Group Inc 7.125% 8/15/2031 (b)	80,000	82,790
Verisk Analytics Inc 4.5% 8/15/2030	53,000	53,429
		1,604,947
Trading Companies & Distributors - 0.2%
Air Lease Corp 2.2% 1/15/2027	270,000	263,789
FTAI Aviation Investors LLC 7% 6/15/2032 (b)	24,000	25,171
FTAI Aviation Investors LLC 7.875% 12/1/2030 (b)	60,000	63,880
Herc Holdings Inc 7% 6/15/2030 (b)	55,000	57,735
QXO Building Products Inc 6.75% 4/30/2032 (b)	44,000	45,950
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (b)	15,000	15,454
United Rentals North America Inc 3.875% 11/15/2027	60,000	59,367
		531,346
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (b)	20,000	20,931
TOTAL INDUSTRIALS		8,609,590

Information Technology - 2.6%
Communications Equipment - 0.0%
CommScope LLC 9.5% 12/15/2031 (b)	24,000	24,347
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp 5.05% 4/5/2029	82,000	84,520
Coherent Corp 5% 12/15/2029 (b)	97,000	96,130
Dell International LLC / EMC Corp 5% 4/1/2030	1,545,000	1,583,612
Dell International LLC / EMC Corp 5.25% 2/1/2028	486,000	497,182
Lightning Power LLC 7.25% 8/15/2032 (b)	25,000	26,529
		2,287,973
IT Services - 0.2%
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	130,000	132,789
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (b)	109,000	107,950
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (b)	74,000	73,292
CoreWeave Inc 9% 2/1/2031 (b)	71,000	64,247
CoreWeave Inc 9.25% 6/1/2030 (b)	164,000	151,308
Sabre GLBL Inc 11.125% 7/15/2030 (b)	36,000	31,138
		560,724
Semiconductors & Semiconductor Equipment - 1.0%
Broadcom Inc 4.15% 11/15/2030	310,000	309,779
Broadcom Inc 4.6% 7/15/2030	500,000	509,540
Broadcom Inc 5.05% 7/12/2027	500,000	508,508
Broadcom Inc 5.05% 7/12/2029	246,000	254,197
Entegris Inc 4.75% 4/15/2029 (b)	206,000	205,597
Micron Technology Inc 5.327% 2/6/2029	1,290,000	1,330,764
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (b)(c)	8,389	9,186
		3,127,571
Software - 0.7%
Cloud Software Group Inc 6.625% 8/15/2033 (b)	10,000	9,982
Cloud Software Group Inc 9% 9/30/2029 (b)	40,000	41,262
Elastic NV 4.125% 7/15/2029 (b)	67,000	64,615
Ellucian Holdings Inc 6.5% 12/1/2029 (b)	15,000	15,205
Gen Digital Inc 6.25% 4/1/2033 (b)	28,000	28,813
Oracle Corp 4.45% 9/26/2030	517,000	509,438
Oracle Corp 4.5% 5/6/2028	370,000	370,718
Roper Technologies Inc 4.45% 9/15/2030	402,000	404,245
Roper Technologies Inc 4.5% 10/15/2029	114,000	115,215
SS&C Technologies Inc 5.5% 9/30/2027 (b)	204,000	203,967
UKG Inc 6.875% 2/1/2031 (b)	78,000	80,524
VMware LLC 1.4% 8/15/2026	325,000	319,280
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	142,000	149,410
		2,312,674
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	159,000	159,699
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (b)	72,000	74,138
Western Digital Corp 4.75% 2/15/2026	14,000	13,988
		247,825
TOTAL INFORMATION TECHNOLOGY		8,561,114

Materials - 1.4%
Chemicals - 0.7%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (b)	80,000	84,555
Celanese US Holdings LLC 6.5% 4/15/2030	30,000	29,953
Celanese US Holdings LLC 6.75% 4/15/2033	48,000	47,769
Chemours Co/The 4.625% 11/15/2029 (b)	30,000	26,799
Chemours Co/The 5.75% 11/15/2028 (b)	132,000	128,112
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (b)	77,000	78,236
LSB Industries Inc 6.25% 10/15/2028 (b)	47,000	46,765
Mativ Holdings Inc 8% 10/1/2029 (b)	20,000	20,035
Methanex US Operations Inc 6.25% 3/15/2032 (b)	27,000	27,723
Mosaic Co/The 5.375% 11/15/2028	1,400,000	1,445,657
Olin Corp 6.625% 4/1/2033 (b)	45,000	44,699
Olympus Water US Holding Corp 7.25% 2/15/2033 (b)	30,000	29,780
Olympus Water US Holding Corp 7.25% 6/15/2031 (b)	51,000	51,050
Scih Salt Hldgs Inc 4.875% 5/1/2028 (b)	39,000	38,824
Scih Salt Hldgs Inc 6.625% 5/1/2029 (b)	95,000	95,409
WR Grace Holdings LLC 5.625% 8/15/2029 (b)	30,000	28,241
WR Grace Holdings LLC 6.625% 8/15/2032 (b)	65,000	64,522
WR Grace Holdings LLC 7.375% 3/1/2031 (b)	88,000	89,425
		2,377,554
Construction Materials - 0.5%
Amrize Finance US LLC 4.6% 4/7/2027 (b)	176,000	177,033
Amrize Finance US LLC 4.7% 4/7/2028 (b)	328,000	332,056
CRH America Finance Inc 4.4% 2/9/2031	680,000	681,538
Quikrete Holdings Inc 6.375% 3/1/2032 (b)	85,000	88,263
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)	93,000	98,706
VM Consolidated Inc 5.5% 4/15/2029 (b)	111,000	110,921
		1,488,517
Containers & Packaging - 0.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (b)	33,000	31,770
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)	45,000	41,883
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (b)	66,000	66,000
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (b)(k)(l)	110,000	111,912
Berry Global Inc 4.875% 7/15/2026 (b)	24,000	24,006
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (b)	37,000	37,334
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (b)	115,000	115,180
Graphic Packaging International LLC 6.375% 7/15/2032 (b)	49,000	49,828
Sealed Air Corp 5% 4/15/2029 (b)	49,000	49,342
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (b)	12,000	12,203
		539,458
Metals & Mining - 0.0%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)	17,000	18,013
Alumina Pty Ltd 6.375% 9/15/2032 (b)	85,000	88,489
Cleveland-Cliffs Inc 7% 3/15/2032 (b)	53,000	54,328
Cleveland-Cliffs Inc 7.5% 9/15/2031 (b)	43,000	44,971
		205,801
TOTAL MATERIALS		4,611,330

Real Estate - 1.9%
Diversified REITs - 0.5%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)	85,000	80,679
VICI Properties LP 4.75% 4/1/2028	1,503,000	1,519,495
Vornado Realty LP 2.15% 6/1/2026	80,000	78,929
		1,679,103
Health Care REITs - 0.3%
Healthcare Realty Holdings LP 3.5% 8/1/2026	450,000	447,203
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	70,000	67,651
Ventas Realty LP 3% 1/15/2030	426,000	405,695
		920,549
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (b)	50,000	48,534
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (b)	34,000	34,712
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (b)	41,000	42,298
		125,544
Office REITs - 0.0%
COPT Defense Properties LP 4.5% 10/15/2030	23,000	22,906
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (b)	25,000	27,159
Taylor Morrison Communities Inc 5.75% 11/15/2032 (b)	20,000	20,614
		47,773
Retail REITs - 0.4%
Brixmor Operating Partnership LP 2.25% 4/1/2028	177,000	169,695
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.75% 5/15/2026 (b)	83,000	82,728
Realty Income Corp 2.1% 3/15/2028	359,000	344,234
Realty Income Corp 2.2% 6/15/2028	24,000	23,002
Simon Property Group LP 4.375% 10/1/2030	730,000	735,870
		1,355,529
Specialized REITs - 0.7%
American Tower Corp 4.9% 3/15/2030	1,370,000	1,401,909
Crown Castle Inc 5% 1/11/2028	390,000	395,884
Iron Mountain Inc 4.875% 9/15/2027 (b)	60,000	59,789
Millrose Properties Inc 6.375% 8/1/2030 (b)	78,000	79,570
SBA Communications Corp 3.875% 2/15/2027	214,000	212,978
		2,150,130
TOTAL REAL ESTATE		6,301,534

Utilities - 5.5%
Electric Utilities - 2.6%
American Electric Power Co Inc 5.8% 3/15/2056 (c)	55,000	54,618
Cleco Corporate Holdings LLC 3.743% 5/1/2026	230,000	229,134
Duke Energy Corp 4.3% 3/15/2028	675,000	678,353
Duke Energy Florida LLC 4.2% 12/1/2030	323,000	323,674
Edison International 7.875% 6/15/2054 (c)	25,000	26,001
Eversource Energy 5.45% 3/1/2028	360,000	368,659
Exelon Corp 2.75% 3/15/2027	1,204,000	1,182,613
FirstEnergy Corp 1.6% 1/15/2026	29,000	28,880
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (b)	189,000	189,512
Georgia Power Co 4.65% 5/16/2028	264,000	268,195
Jersey Central Power & Light Co 4.4% 1/15/2031 (b)	284,000	283,296
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	297,000	300,143
NRG Energy Inc 5.75% 7/15/2029 (b)	140,000	140,698
Pacific Gas and Electric Co 2.1% 8/1/2027	950,000	916,280
PG&E Corp 5% 7/1/2028	43,000	42,686
PG&E Corp 7.375% 3/15/2055 (c)	151,000	156,112
Pinnacle West Capital Corp 4.9% 5/15/2028	176,000	179,022
Pinnacle West Capital Corp 5.15% 5/15/2030	1,152,000	1,190,919
Sierra Pacific Power Co 6.2% 12/15/2055 (c)	75,000	74,348
Southern Co/The 5.5% 3/15/2029	906,000	941,746
Vistra Operations Co LLC 5% 7/31/2027 (b)	407,000	408,304
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	114,000	114,986
Vistra Operations Co LLC 7.75% 10/15/2031 (b)	60,000	63,731
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (b)	35,000	35,869
		8,197,779
Gas Utilities - 0.4%
CenterPoint Energy Resources Corp 5.25% 3/1/2028	1,320,000	1,353,664
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The 5.45% 6/1/2028	1,410,000	1,442,307
Alpha Generation LLC 6.25% 1/15/2034 (b)	15,000	15,024
Alpha Generation LLC 6.75% 10/15/2032 (b)	29,000	29,846
Calpine Corp 5.125% 3/15/2028 (b)	101,000	101,283
Southern Power Co 4.25% 10/1/2030	1,066,000	1,064,257
Sunnova Energy Corp 5.875% (b)(g)(h)	35,000	88
		2,652,805
Multi-Utilities - 1.7%
Dominion Energy Inc 1.45% 4/15/2026	390,000	386,073
Dominion Energy Inc 5% 6/15/2030	1,070,000	1,102,174
DTE Energy Co 4.875% 6/1/2028	450,000	458,171
DTE Energy Co 4.95% 7/1/2027	105,000	106,279
DTE Energy Co 5.2% 4/1/2030	889,000	919,376
NiSource Inc 2.95% 9/1/2029	477,000	457,485
NiSource Inc 5.25% 3/30/2028	440,000	451,409
Public Service Enterprise Group Inc 4.9% 3/15/2030	1,141,000	1,168,738
Sempra 3.4% 2/1/2028	196,000	193,083
Sempra 6.375% 4/1/2056 (c)	75,000	76,402
		5,319,190
TOTAL UTILITIES		17,523,438

TOTAL UNITED STATES		169,978,681
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 8% 3/1/2033 (b)	21,000	22,118
First Quantum Minerals Ltd 8.625% 6/1/2031 (b)	50,000	52,383
First Quantum Minerals Ltd 9.375% 3/1/2029 (b)	24,000	25,338

TOTAL ZAMBIA		99,839
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $227,931,536)		230,355,651

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10.75% (m) (Cost $58,749)	600	58,062

Preferred Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (c)(n)	23,000	24,647
UNITED STATES - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP Series G, 7.125% (c)(n)	65,000	66,940
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.2234% (c)(d)(n)	105,000	105,324
Sunoco LP 7.875% (b)(c)(n)	89,000	91,990
		264,254
Financials - 0.3%
Banks - 0.2%
Bank of America Corp 6.25% (c)(n)	100,000	101,730
Citigroup Inc 6.75% (c)(n)	24,000	24,255
Citigroup Inc 6.875% (c)(n)	77,000	79,043
Citigroup Inc 6.95% (c)(n)	100,000	102,666
Citigroup Inc 7.125% (c)(n)	35,000	35,982
JPMorgan Chase & Co 6.5% (c)(n)	85,000	88,705
Wells Fargo & Co 3.9% (c)(n)	65,000	65,235
Wells Fargo & Co 7.625% (c)(n)	74,000	80,010
		577,626
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.125% (c)(n)	10,000	10,275
Goldman Sachs Group Inc/The 6.85% (c)(n)	115,000	121,701
		131,976
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (c)(n)	88,000	81,341
Ally Financial Inc 4.7% (c)(n)	160,000	156,982
		238,323
TOTAL FINANCIALS		947,925

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (c)(n)	114,000	111,379
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (c)(n)	60,000	60,271
TOTAL UNITED STATES		1,383,829
TOTAL PREFERRED SECURITIES (Cost $1,380,230)		1,408,476

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	13,991	14,179
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	7,119	7,214
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	19,128	19,385
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	126,818	126,696
TOTAL UNITED STATES		167,474
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $177,476)		167,474

U.S. Treasury Obligations - 14.2%
	Yield (%) (o)	Principal Amount (a)	Value ($)
US Treasury Notes 3.375% 9/15/2028	3.50 to 3.65	11,060,700	11,026,135
US Treasury Notes 3.5% 11/15/2028	3.49	15,854,800	15,858,517
US Treasury Notes 3.625% 10/31/2030	3.71	1,705,900	1,707,366
US Treasury Notes 4% 3/31/2030	3.72 to 3.78	3,885,000	3,950,256
US Treasury Notes 4.125% 3/31/2029 (p)	3.49 to 4.57	8,091,800	8,243,205
US Treasury Notes 4.25% 1/31/2030	4.02 to 4.40	5,231,400	5,368,111
TOTAL U.S. TREASURY OBLIGATIONS (Cost $45,925,781)			46,153,590

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q) (Cost $7,967,952)	4.02	7,966,359	7,967,952

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $324,485,810)	326,941,155
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(2,660,371)
NET ASSETS - 100.0%	324,280,784

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	44	3/31/2026	9,189,469	2,809	2,809
CBOT 5Y US Treasury Notes Contracts (United States)	233	3/31/2026	25,573,570	66,979	66,979

TOTAL FUTURES CONTRACTS					69,788
The notional amount of futures purchased as a percentage of Net Assets is 10.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $104,394,742 or 32.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)	Non-income producing - Security is in default.
(h)	Level 3 security.
(i)	Zero coupon bond which is issued at a discount.
(j)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $14,751 or 0.0% of net assets.

(k)	A portion of the security sold on a delayed delivery basis.
(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)	Security is perpetual in nature with no stated maturity date.
(o)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(p)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $376,923.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,171,670	20,214,531	15,418,269	30,111	20	-	7,967,952	7,966,359	0.0%
Total	3,171,670	20,214,531	15,418,269	30,111	20	-	7,967,952

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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